Inventories and Supplies - Summary of Cost of Inventories and Supplies Recognized as Expense (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Cost of sales	₱ 11,912	₱ 11,287	₱ 7,375
Repairs and maintenance	734	986	850
Provisions	89	408	847
Selling and promotions		4	9
Inventories and supplies recognized as expense	₱ 12,735	₱ 12,685	₱ 9,081